EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Treasury shares - Beginning balance	$ 189
Shares purchased	16	$ 63	$ 48
Shares transferred to Group beneficiaries	(9)	(9)	(10)
Treasury shares - Ending balance	157	189
Treasury shares
Treasury shares - Beginning balance	189	214
Shares purchased	16	63	48
Shares transferred to Group beneficiaries	(37)	(38)	(40)
Shares cancelled	(11)	(50)	(51)
Treasury shares - Ending balance	$ 157	$ 189	$ 214
Number of shares
Number of shares - Beginning balance	11.5	13.9
Shares purchased (in shares)	0.6	3.1
Shares transferred to Group beneficiaries (in shares)	(2.4)	(2.4)
Shares cancelled (in shares)	(0.6)	(3.1)
Number of shares - Ending balance	9.1	11.5	13.9
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance	$ 169	$ 189
Shares purchased	16	63
Shares transferred from treasury	(26)	(21)
Shares transferred to Group beneficiaries	(12)	(12)
Shares cancelled	(11)	(50)
Treasury shares - Ending balance	$ 136	$ 169	$ 189
Number of shares
Number of shares - Beginning balance	10.2	12.2
Shares purchased (in shares)	0.6	3.1
Shares transferred from treasury (in shares)	(1.5)	(1.3)
Shares transferred to Group beneficiaries (in shares)	(0.8)	(0.7)
Shares cancelled (in shares)	(0.6)	(3.1)
Number of shares - Ending balance	7.9	10.2	12.2
Employees Share Trust
Treasury shares - Beginning balance	$ 20	$ 25
Shares transferred from treasury	26	21
Shares transferred to Group beneficiaries	(25)	(26)
Treasury shares - Ending balance	$ 21	$ 20	$ 25
Number of shares
Number of shares - Beginning balance	1.3	1.7
Shares transferred from treasury (in shares)	1.5	1.3
Shares transferred to Group beneficiaries (in shares)	(1.6)	(1.7)
Number of shares - Ending balance	1.2	1.3	1.7